SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
Summary of useful lives of property and equipment

Brick Machines	6 years
Vehicles	4 years
Office equipment	7 years
Computer equipment	3 years
Leasehold improvements	Shorter of remaining lease-term or estimated life of the assets